Property, plant and equipment, net (Tables)	6 Months Ended
Sep. 30, 2016
Property, plant and equipment, net
Schedule of property, plant and equipment, net

	March 31,	September 30,
	2016	2016	2016
	RMB	RMB	US$

Buildings	584,661	585,560	87,810
Leasehold improvements	14,864	14,864	2,229
Machineries	149,213	154,181	23,121
Motor vehicles	15,808	17,552	2,632
Furniture, fixtures and equipment	41,099	43,281	6,490
Construction-in-progress	1,102	692	104

	806,747	816,130	122,386
Less: Accumulated depreciation	(232,180)	(254,298)	(38,134)

Total property, plant and equipment, net	574,567	561,832	84,252